Financial Instruments - Summary of Maturity Profile of Financial Liabilities Based on Contractual Undiscounted Payments, Including Principal and Interest (Detail) $ in Millions, $ in Millions	Jun. 30, 2021 TWD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 TWD ($)
Disclosure of detailed information about financial instruments [line items]
Short-term loans	$ 139,380.9	$ 4,993.9	$ 88,559.0
Accrued expenses and other current liabilities	112,518.5	4,031.5	87,683.2
Long-term bank loans	3,171.3	$ 113.6	1,967.6
Total non-derivative and derivative financial instruments	866,634.0		681,741.8
Non-derivative financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Short-term loans	139,286.4		88,557.5
Accounts payable (including related parties)	41,230.0		41,095.0
Payables to contractors and equipment suppliers	107,146.1		157,805.0
Accrued expenses and other current liabilities	81,877.9		71,995.7
Bonds payable	468,356.2		300,098.5
Long-term bank loans	3,255.6		2,026.3
Lease liabilities (including those classified under accrued expenses and other current liabilities)	24,296.3		23,857.6
Non-derivative financial liabilities	865,448.5		685,435.6
Derivative financial instruments [member] | Forward exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Outflows	202,441.8		177,764.2
Inflows	(201,256.3)		(181,458.0)
Derivative financial instruments	1,185.5		(3,693.8)
Less than 1 year [member]
Disclosure of detailed information about financial instruments [line items]
Total non-derivative and derivative financial instruments	377,493.2		363,119.6
Less than 1 year [member] | Non-derivative financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Short-term loans	139,286.4		88,557.5
Accounts payable (including related parties)	41,230.0		41,095.0
Payables to contractors and equipment suppliers	107,146.1		157,805.0
Accrued expenses and other current liabilities	81,877.9		71,995.7
Bonds payable	4,695.8		5,328.0
Long-term bank loans	15.1		8.0
Lease liabilities (including those classified under accrued expenses and other current liabilities)	2,056.4		2,024.2
Non-derivative financial liabilities	376,307.7		366,813.4
Less than 1 year [member] | Derivative financial instruments [member] | Forward exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Outflows	202,441.8		177,764.2
Inflows	(201,256.3)		(181,458.0)
Derivative financial instruments	1,185.5		(3,693.8)
1-3 years [member]
Disclosure of detailed information about financial instruments [line items]
Total non-derivative and derivative financial instruments	36,653.0		32,045.7
1-3 years [member] | Non-derivative financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Bonds payable	31,394.0		27,631.6
Long-term bank loans	1,711.4		847.4
Lease liabilities (including those classified under accrued expenses and other current liabilities)	3,547.6		3,566.7
Non-derivative financial liabilities	36,653.0		32,045.7
3-5 years [member]
Disclosure of detailed information about financial instruments [line items]
Total non-derivative and derivative financial instruments	115,841.1		64,356.5
3-5 years [member] | Non-derivative financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Bonds payable	111,057.2		59,986.8
Long-term bank loans	1,529.1		1,170.9
Lease liabilities (including those classified under accrued expenses and other current liabilities)	3,254.8		3,198.8
Non-derivative financial liabilities	115,841.1		64,356.5
More than 5 years [member]
Disclosure of detailed information about financial instruments [line items]
Total non-derivative and derivative financial instruments	336,646.7		222,220.0
More than 5 years [member] | Non-derivative financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Bonds payable	321,209.2		207,152.1
Lease liabilities (including those classified under accrued expenses and other current liabilities)	15,437.5		15,067.9
Non-derivative financial liabilities	$ 336,646.7		$ 222,220.0